Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000250990 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000250990 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000250990 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000250990 | 92203J407 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000250990 | 464288414 | iShares National Muni Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250990 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000250990 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000250990 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250991 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000250991 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000250991 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000250991 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250991 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250991 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250991 | 464287804 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250991 | 922908512 | Vanguard Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250991 | 46138E339 | Invesco S&P 500 Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250991 | 69374H881 | Pacer US Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000250991 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250992 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000250992 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250992 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000250992 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000250992 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250993 | 922042775 | Vanguard FTSE All-World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000250993 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000250993 | 46434G772 | iShares MSCI Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250993 | 46434G822 | iShares MSCI Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000250993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%